UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
           TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND
                                RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000

                (Please read instructions before preparing form.)

If amended report check here:| |

Christopher Knowlton
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Name of Institutional Investment Manager

Knowlton Brothers, Inc.  530 Fifth Avenue  New York,  NY     10036
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Business Address         (Street)         (City)     (State) (Zip)

Christopher Knowlton    212-764-3602
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report

                                    ATTENTION
       Intentional misstatements or omissions of facts constitute Federal
          Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 3rd day of May, 2000.


                                      Christopher Knowlton
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                      /s/ Christopher Knowlton
                                     -------------------------
                                     (Manual Signature of Person Duly
                                        Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                 13F File No.:            Name                  13F File No.:
-----                                 -------------            ----                  -------------

1.
  --------------------------------    -------------    ---------------------------   -------------
2.
  --------------------------------    -------------    ---------------------------   -------------
3.
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4.
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5.
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



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                         Christopher Knowlton - Form 13F

In accordance with General Instruction B to Form 13F, the information required to be contained in this Form 13F is being reported on behalf of Christopher Knowlton by Mr. Stanley Knowlton.